UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        01/23/2007


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           56

Form 13F Information Table Value Total: $         246,220



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     3024    38800 SH       SOLE                    38800
AETNA INC.                     COM              00817Y108     1123    26000 SH       SOLE                    26000
ALCOA INC.                     COM              013817101     7608   253500 SH       SOLE                   250300              3200
ALTERA                         COM              021441100     4552   231300 SH       SOLE                   223300              8000
AMGEN INC                      COM              031162100     3129    45800 SH       SOLE                    45800
ANADARKO PETROLEUM CORP        COM              032511107     3277    75300 SH       SOLE                    75300
ANHEUSER BUSCH COS INC         COM              035229103     2814    57200 SH       SOLE                    57200
APPLIED MATERIALS INC          COM              038222105    10005   542300 SH       SOLE                   531300             11000
BANK NEW YORK INC              COM              064057102     2272    57700 SH       SOLE                    57700
BAXTER INTL.                   COM              071813109     5321   114700 SH       SOLE                   114700
BOSTON SCIENTIFIC              COM              101137107     2596   151100 SH       SOLE                   148100              3000
BRISTOL MYERS- SQUIBB          COM              110122108      771    29300 SH       SOLE                    29300
BROCADE COMMUNICATIONS SYS INC COM              111621108      164    20000 SH       SOLE                                      20000
CATERPILLAR INC DEL            COM              149123101      736    12000 SH       SOLE                    12000
CBS CORP - CLASS B             COM              124857202     6822   218800 SH       SOLE                   218800
COCA COLA CO COM               COM              191216100     4878   101100 SH       SOLE                   101100
DISNEY WALT CO DEL             COM              254687106     3801   110900 SH       SOLE                   110900
EBAY INC                       COM              278642103     5788   192500 SH       SOLE                   187500              5000
EL PASO NATURAL GAS CO NEW     COM              28336l109     7967   521400 SH       SOLE                   508400             13000
ELI LILLY & CO COM             COM              532457108     2615    50200 SH       SOLE                    50200
EMC CORP                       COM              268648102    11471   869000 SH       SOLE                   865000              4000
EMDEON CORP                    COM              290849108     4239   342137 SH       SOLE                   332137             10000
Echostar Communications-A      COM              278762109     5092   133900 SH       SOLE                   133900
GENERAL ELECTRIC CORP.         COM              369604103     2344    63000 SH       SOLE                    63000
HELMERICH & PAYNE              COM              423452101     4823   197100 SH       SOLE                   190100              7000
HESS CORPORATION               COM              42809h107     1908    38500 SH       SOLE                    38500
HONEYWELL INC COM              COM              438516106     2475    54700 SH       SOLE                    54700
INTEL CORP.                    COM              458140100    10216   504500 SH       SOLE                   499500              5000
JOHNSON & JOHNSON              COM              478160104     7612   115300 SH       SOLE                   115300
JUNIPER NETWORKS               COM              48203r104     3949   208500 SH       SOLE                   203500              5000
KNIGHT-TRIMARK GROUP INC       COM              499005106     3872   202000 SH       SOLE                   197000              5000
MCKESSON HBOC Inc              COM              58155Q103     6099   120300 SH       SOLE                   120300
MEDCO HEALTH SOLUTIONS INC.    COM              58405U102     2432    45500 SH       SOLE                    45500
MICRON TECHNOLOGY              COM              595112103     5557   398100 SH       SOLE                   387100             11000
MICROSOFT CORP COM             COM              594918104     3983   133400 SH       SOLE                   133400
MORGAN STANLEY                 COM              617446448     5342    65600 SH       SOLE                    65600
MOTOROLA INC COM               COM              620076109     7909   384700 SH       SOLE                   380700              4000
NASDAQ STOCK MARKET Inc        COM              631103108     7202   233900 SH       SOLE                   231900              2000
NEWMONT MINING CORP            COM              651639106     5793   128300 SH       SOLE                   127100              1200
PATTERSON ENERGY INC.          COM              703481101     3345   144000 SH       SOLE                   144000
PEPSICO INC                    COM              713448108     2421    38700 SH       SOLE                    38700
PROCTER & GAMBLE CO            COM              742718109     7622   118600 SH       SOLE                   118600
PROGRESSIVE CORP               COM              743315103      388    16000 SH       SOLE                    16000
SAFEWAY INC NEW                COM              786514208     2986    86400 SH       SOLE                    86400
SCHERING PLOUGH CORP           COM              806605101     9986   422400 SH       SOLE                   419400              3000
SCHWAB CHARLES CP NEW          COM              808513105     4203   217300 SH       SOLE                   212300              5000
SEAGATE TECHNOLOGY HOLDINGS    COM              G7945J104     1147    43300 SH       SOLE                    43300
SOLECTRON CORP COM             COM              834182107       97    30000 SH       SOLE                                      30000
SPRINT NEXTEL CORP             COM              852061100     7819   413900 SH       SOLE                   404900              9000
SUN MICROSYSTEMS               COM              866810104     7860  1450100 SH       SOLE                  1430100             20000
SUNOCO INC.                    COM              86764p109     2669    42800 SH       SOLE                    42800
TIME WARNER INC.               COM              887317105     3030   139100 SH       SOLE                   139100
UNITED PARCEL SVC INC CL B     COM              911312106     2512    33500 SH       SOLE                    33500
WAL MART STORES INC            COM              931142103     2083    45100 SH       SOLE                    45100
XILINX INCORPORATED            COM              983919101     3714   156000 SH       SOLE                   156000
YAHOO! INC                     COM              984332106     2758   108000 SH       SOLE                   108000